UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22080
                                                    -----------

                      First Trust Dividend and Income Fund
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: November 30
                                              -------------

                  Date of reporting period: February 28, 2014
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST DIVIDEND AND INCOME FUND (FAV)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2014 (UNAUDITED)

    SHARES                                   DESCRIPTION                                       VALUE
---------------  ------------------------------------------------------------------------  --------------
COMMON STOCKS - 81.0%

                 AEROSPACE & DEFENSE - 1.1%
          8,900  Honeywell International, Inc. (a).......................................  $      840,516
                                                                                           --------------

                 CAPITAL MARKETS - 1.5%
         35,000  Invesco, Ltd. ..........................................................       1,200,500
                                                                                           --------------

                 CHEMICALS - 1.8%
         29,200  Dow Chemical (The) Co. (a)..............................................       1,422,332
                                                                                           --------------

                 COMMERCIAL BANKS - 6.0%
         63,000  F.N.B. Corp. ...........................................................         767,970
         41,200  U.S. Bancorp (a)........................................................       1,694,968
         50,000  Wells Fargo & Co. (a)...................................................       2,321,000
                                                                                           --------------
                                                                                                4,783,938
                                                                                           --------------

                 COMMUNICATIONS EQUIPMENT - 1.1%
         11,400  QUALCOMM, Inc. .........................................................         858,306
                                                                                           --------------

                 COMPUTERS & PERIPHERALS - 1.5%
          2,300  Apple, Inc. (a).........................................................       1,210,352
                                                                                           --------------

                 CONSUMER FINANCE - 1.0%
         11,000  Capital One Financial Corp. ............................................         807,730
                                                                                           --------------

                 DIVERSIFIED FINANCIAL SERVICES - 4.7%
         11,300  CME Group, Inc. ........................................................         834,166
         51,400  JPMorgan Chase & Co. (a)................................................       2,920,548
                                                                                           --------------
                                                                                                3,754,714
                                                                                           --------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 5.1%
         43,700  AT&T, Inc. (a)..........................................................       1,395,341
         42,300  Centurylink, Inc. ......................................................       1,322,298
         28,900  Verizon Communications, Inc. (a)........................................       1,375,062
                                                                                           --------------
                                                                                                4,092,701
                                                                                           --------------

                 ELECTRIC UTILITIES - 1.0%
         11,000  Duke Energy Corp. ......................................................         779,680
                                                                                           --------------

                 ENERGY EQUIPMENT & SERVICES - 0.7%
         15,000  Seadrill Ltd. ..........................................................         554,400
                                                                                           --------------

                 FOOD PRODUCTS - 1.1%
         15,300  Kraft Foods Group, Inc. (a).............................................         845,631
                                                                                           --------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
         12,200  Covidien PLC (a)........................................................         877,790
                                                                                           --------------

                 HOTELS, RESTAURANTS & LEISURE - 3.1%
          7,000  DineEquity, Inc. (a)....................................................         586,250
         27,000  Six Flags Entertainment Corp. (a).......................................       1,101,600
         10,000  Starwood Hotels & Resorts Worldwide, Inc. (a)...........................         824,600
                                                                                           --------------
                                                                                                2,512,450
                                                                                           --------------

                 INDUSTRIAL CONGLOMERATES - 2.0%
         63,000  General Electric Co. (a)................................................       1,604,610
                                                                                           --------------

                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST DIVIDEND AND INCOME FUND (FAV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2014 (UNAUDITED)

    SHARES                                   DESCRIPTION                                       VALUE
---------------  ------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 INSURANCE - 5.1%
         16,500  MetLife, Inc. ..........................................................  $      836,055
        104,400  Old Republic International Corp. .......................................       1,624,464
          5,600  Prudential Financial, Inc. .............................................         473,648
         14,000  Travelers (The) Cos., Inc. (a)..........................................       1,173,760
                                                                                           --------------
                                                                                                4,107,927
                                                                                           --------------

                 IT SERVICES - 1.7%
         17,000  Automatic Data Processing, Inc. ........................................       1,322,260
                                                                                           --------------

                 MEDIA - 4.9%
         28,000  AMC Entertainment Holdings, Inc., Class A (b) ..........................         640,920
        107,000  National Cinemedia, Inc. ...............................................       1,643,520
         91,300  Regal Entertainment Group, Class A (a)..................................       1,679,920
                                                                                           --------------
                                                                                                3,964,360
                                                                                           --------------

                 METALS & MINING - 1.5%
          5,500  BHP Billiton Ltd., ADR .................................................         378,950
         25,300  Freeport-McMoRan Copper & Gold, Inc. (a)................................         825,286
                                                                                           --------------
                                                                                                1,204,236
                                                                                           --------------

                 MULTI-UTILITIES - 1.1%
         12,500  National Grid PLC, ADR .................................................         872,500
                                                                                           --------------

                 OIL, GAS & CONSUMABLE FUELS - 10.0%
          9,000  Chevron Corp. (a).......................................................       1,037,970
         31,700  ConocoPhillips (a)......................................................       2,108,050
         10,000  Occidental Petroleum Corp. .............................................         965,200
         29,800  Royal Dutch Shell PLC, ADR .............................................       2,171,526
         26,200  Total S.A., ADR (a).....................................................       1,700,380
                                                                                           --------------
                                                                                                7,983,126
                                                                                           --------------

                 PHARMACEUTICALS - 10.2%
         33,200  AstraZeneca PLC, ADR (a)................................................       2,249,632
         15,400  GlaxoSmithKline PLC, ADR ...............................................         861,476
         22,300  Johnson & Johnson (a)...................................................       2,054,276
         18,000  Merck & Co., Inc. (a)...................................................       1,025,820
         62,200  Pfizer, Inc. (a)........................................................       1,997,242
                                                                                           --------------
                                                                                                8,188,446
                                                                                           --------------

                 REAL ESTATE INVESTMENT TRUSTS - 2.0%
         22,100  EPR Properties .........................................................       1,177,046
         17,500  Hospitality Properties Trust ...........................................         463,750
                                                                                           --------------
                                                                                                1,640,796
                                                                                           --------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
         64,300  Intel Corp. (a).........................................................       1,592,068
         15,000  Microchip Technology, Inc. .............................................         683,250
                                                                                           --------------
                                                                                                2,275,318
                                                                                           --------------

                 SOFTWARE - 0.9%
         19,400  Microsoft Corp. ........................................................         743,214
                                                                                           --------------

Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST DIVIDEND AND INCOME FUND (FAV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2014 (UNAUDITED)

 SHARES/UNITS                                DESCRIPTION                                       VALUE
---------------  ------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 SPECIALTY RETAIL - 1.0%
         14,500  L Brands, Inc. .........................................................  $      816,785
                                                                                           --------------

                 TOBACCO - 5.2%
         48,800  Altria Group, Inc. (a)..................................................       1,769,488
         18,400  Lorillard, Inc. ........................................................         902,704
         18,800  Philip Morris International, Inc. (a)...................................       1,521,108
                                                                                           --------------
                                                                                                4,193,300
                                                                                           --------------

                 TRADING COMPANIES & DISTRIBUTORS - 1.8%
         33,100  TAL International Group, Inc. ..........................................       1,466,330
                                                                                           --------------
                 TOTAL COMMON STOCKS ....................................................      64,924,248
                 (Cost $59,977,207)                                                        --------------

COMMON STOCKS - BUSINESS DEVELOPMENT COMPANIES - 1.6%

                 CAPITAL MARKETS - 1.6%
         71,000  Ares Capital Corp. .....................................................       1,280,130
                                                                                           --------------
                 TOTAL COMMON STOCKS - BUSINESS DEVELOPMENT COMPANIES ...................       1,280,130
                 (Cost $1,239,143)                                                         --------------

EXCHANGE-TRADED FUNDS - 1.7%

                 CAPITAL MARKETS - 1.7%
          7,500  SPDR S&P 500 ETF Trust .................................................       1,397,250
                                                                                           --------------
                 TOTAL EXCHANGE-TRADED FUNDS ............................................       1,397,250
                 (Cost $1,394,667)                                                         --------------

MASTER LIMITED PARTNERSHIPS - 7.2%

                 OIL, GAS & CONSUMABLE FUELS - 7.2%
          13,000 Alliance Resource Partners, L.P. .......................................       1,120,080
          16,700 Energy Transfer Partners, L.P. .........................................         927,351
          12,500 Enterprise Products Partners, L.P. .....................................         838,875
          23,600 Golar LNG Partners, L.P. ...............................................         712,956
           8,000 Kinder Morgan Energy Partners, L.P. ....................................         594,160
          26,000 Teekay Offshore Partners, L.P. .........................................         851,760
          14,500 Williams Partners, L.P. ................................................         719,345
                                                                                           --------------
                 TOTAL MASTER LIMITED PARTNERSHIPS ......................................       5,764,527
                 (Cost $5,463,242)                                                         --------------

CLOSED-END FUNDS - 1.5%

                 DIVERSIFIED FINANCIAL SERVICES - 1.5%
          32,300 Kayne Anderson MLP Investment Co. ......................................       1,180,565
                                                                                           --------------
                 TOTAL CLOSED-END FUNDS .................................................       1,180,565
                 (Cost $1,187,025)                                                         --------------

                See Notes to Quarterly Portfolio of Investments           Page 3

FIRST TRUST DIVIDEND AND INCOME FUND (FAV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2014 (UNAUDITED)

   PRINCIPAL                                                                   STATED
     VALUE                        DESCRIPTION                     RATE (c)   MATURITY (d)      VALUE
---------------  ---------------------------------------------  -----------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS - 28.7%

                 AUTO COMPONENTS - 0.1%
$       116,373  Metaldyne, LLC, Term Loan B .................     4.25%       12/31/18    $      117,246
                                                                                           --------------

                 AUTOMOBILES - 0.0%
         25,000  Chrysler Group, LLC, Term Loan B ............     3.50%       05/24/17            25,047
                                                                                           --------------

                 CAPITAL MARKETS - 0.6%
        500,000  Nuveen Investments, Inc., Tranche B               4.15%       05/13/17           498,960
                     First-Lien Term Loan ....................
                                                                                           --------------

                 CHEMICALS - 0.6%
        500,000  Huntsman International, LLC, Term Loan B ....     3.75%       10/31/20           500,470
                                                                                           --------------

                 COMMERCIAL SERVICES & SUPPLIES - 1.6%
        158,861  Garda World Security, Term Loan B ...........     4.00%       10/18/20           158,993
         40,741  Garda World Security, Delayed Draw Term Loan      5.25%       11/06/20            40,775
        483,668  SGS International, Inc., Term Loan ..........  4.25%-5.50%    10/17/19           485,482
        411,429  SMG, Term Loan B ............................     4.50%       02/15/20           412,457
        200,000  WTG Holdings III Corp., Term Loan (First
                     Lien) ...................................     4.75%       01/15/21           200,500
                                                                                           --------------
                                                                                                1,298,207
                                                                                           --------------

                 COMMUNICATIONS EQUIPMENT - 0.7%
        497,487  Alcatel-Lucent USA, Inc., New Term Loan C ...     4.50%       01/30/19           501,656
         50,000  Mitel Networks, Term Loan B .................     5.25%       01/31/20            50,417
                                                                                           --------------
                                                                                                  552,073
                                                                                           --------------

                 CONSUMER FINANCE - 0.3%
        250,000  Walter Investment Management Corp., Tranche
                     B Term Loan .............................     4.75%       12/18/20           248,750
                                                                                           --------------

                 CONTAINERS & PACKAGING - 0.7%
        225,000  Exopack Holding Corp., Term Loan B ..........     5.25%       04/30/19           228,024
        293,239  Filtration Group, Term Loan, First Lien .....     4.50%       11/20/20           295,562
         25,000  Filtration Group, Term Loan, Second Lien ....     8.25%       11/22/21            25,531
                                                                                           --------------
                                                                                                  549,117
                                                                                           --------------

                 DIVERSIFIED CONSUMER SERVICES - 1.3%
        489,166  Asurion, LLC, Incremental Tranche B-1 Term
                     Loan ....................................     4.50%       05/24/19           489,865
        352,941  Asurion, LLC, Term Loan, Second Lien ........     8.50%       02/28/21           363,971
        150,000  Coinmach Services, Initial Term Loan, First
                     Lien ....................................     4.25%       11/14/19           150,124
                                                                                           --------------
                                                                                                1,003,960
                                                                                           --------------

                 DIVERSIFIED FINANCIAL SERVICES - 1.6%
        150,000  Delos Aircraft, Inc., Term Loan B ...........     3.50%       02/28/21           150,450

Page 4          See Notes to Quarterly Portfolio of Investments

FIRST TRUST DIVIDEND AND INCOME FUND (FAV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2014 (UNAUDITED)

   PRINCIPAL                                                                   STATED
     VALUE                        DESCRIPTION                     RATE (c)   MATURITY (d)      VALUE
---------------  ---------------------------------------------  -----------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
$       249,374  Duff & Phelps Corp., Initial Term Loan ......     4.50%       04/23/20    $      249,374
        500,000  First Data Corp., 2021 Extended Term Loan ...     4.16%       03/24/21           500,315
         98,750  Fly Funding II S.a.r.l., Loan ...............     4.50%       08/09/19           100,108
        250,000  SAM Finance Lux S.A.R.L., US Term Loan ......     4.25%       12/17/20           250,417
                                                                                           --------------
                                                                                                1,250,664
                                                                                           --------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
        498,750  Cincinnati Bell, Inc., Term Loan B ..........     4.00%       09/10/20           498,127
                                                                                           --------------

                 FOOD & STAPLES RETAILING - 0.8%
         83,333  Arby's Restaurant Group, Inc., Term Loan ....     5.00%       11/15/20            83,750
        523,744  BJ's Wholesale Club, Inc., Replacement Loan,
                     First Lien ..............................     4.50%       09/26/19           526,624
                                                                                           --------------
                                                                                                  610,374
                                                                                           --------------

                 FOOD PRODUCTS - 0.1%
        100,000  Del Monte Consumer Products, Initial Term         4.25%       02/18/21           100,125
                     Loan (First Lien)  ......................
                                                                                           --------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
        497,487  DJO Finance, LLC, Term Loan B ...............     4.75%       09/15/17           499,975
        150,000  Ikaria, Term Loan, First Lien ...............     5.00%       02/12/21           150,845
        487,500  Onex Carestream Finance LP, Term Loan (First
                     Lien 2013) ..............................     5.00%       06/07/19           492,984
        455,544  Sage Products, Inc., Replacement Term Loan
                     (First Lien) ............................     4.25%       12/13/19           456,970
                                                                                           --------------
                                                                                                1,600,774
                                                                                           --------------

                 HEALTH CARE PROVIDERS & SERVICES - 2.0%
        178,571  CareCore National, LLC, Term Loan B .........     5.50%       02/28/21           179,577
        499,708  CHG Healthcare Services, Term Loan, First
                     Lien ....................................     4.25%       11/19/19           501,896
        100,000  CHS/Community Health Systems, Inc., Term
                     Loan D ..................................     4.25%       01/27/21           100,833
        250,000  Gentiva Health Services, Inc., Initial Term
                     Loan C ..................................     5.75%       10/18/18           249,688
         83,333  Heartland Dental Care, LLC, Incremental Term
                     Loan ....................................     5.50%       12/21/18            83,923
        500,000  U.S. Renal Care, Inc., Term Loan B ..........     4.25%       07/03/19           503,125
                                                                                           --------------
                                                                                                1,619,042
                                                                                           --------------

                 HEALTH CARE TECHNOLOGY - 0.3%
        250,000  Healthport, Term Loan B .....................     5.25%       10/04/19           251,250
                                                                                           --------------

                 HOTELS, RESTAURANTS & LEISURE - 4.0%
        498,750  Bally Technologies, Inc., Term B Loans ......     4.25%       11/25/20           501,493
        250,000  Caesars Entertainment Resort Properties,
                     LLC, Term Loan B ........................     7.00%       10/11/20           253,705
        506,714  City Center Holdings, LLC, First Lien Term
                     Loan B ..................................     5.00%       10/16/20           511,386

                See Notes to Quarterly Portfolio of Investments           Page 5

FIRST TRUST DIVIDEND AND INCOME FUND (FAV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2014 (UNAUDITED)

   PRINCIPAL                                                                   STATED
     VALUE                        DESCRIPTION                     RATE (c)   MATURITY (d)      VALUE
---------------  ---------------------------------------------  -----------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 HOTELS, RESTAURANTS & LEISURE (CONTINUED)
$       481,924  Focus Brands, Inc., Refinancing Term Loan
                     (First Lien) ............................     4.25%       02/21/18    $      483,731
        394,737  Hilton Worldwide, Term Loan .................     3.75%       10/25/20           395,913
        498,750  ROC Finance, LLC, Term Loan B ...............     5.00%       06/20/19           485,658
        500,000  Scientific Games International, Inc.,
                     Initial Term Loan .......................     4.25%       10/18/20           500,075
         99,749  Station Casinos, Inc., Term Loan B ..........     5.00%       03/02/20            99,780
                                                                                           --------------
                                                                                                3,231,741
                                                                                           --------------

                 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
        200,000  Calpine Corp., Delayed Draw Term Loan .......     4.00%       10/31/20           201,500
                                                                                           --------------

                 INSURANCE - 0.7%
         96,695  Amwins Group, LLC, New Term Loan (First
                     Lien) ...................................     5.00%       09/06/19            97,299
        250,000  Confie Seguros Holding II Co., Term B Loan
                     (First Lien) ............................     5.75%       11/09/18           250,188
        225,000  USI, Inc., Initial Term Loan ................     4.25%       12/27/19           225,844
                                                                                           --------------
                                                                                                  573,331
                                                                                           --------------

                 LIFE SCIENCES TOOLS & SERVICES - 0.3%
        250,000  inVentiv Health, Inc., Term Loan ............     7.50%       08/04/16           249,500
                                                                                           --------------

                 MACHINERY - 0.4%
        100,000  Alliance Laundry Systems, LLC, Term Loan B ..     4.25%       12/07/18           100,375
        250,000  Husky Injection Molding Systems, Ltd., Term
                     Loan B ..................................     4.25%       06/30/18           251,032
                                                                                           --------------
                                                                                                   351,407
                                                                                           --------------

                 MEDIA - 3.6%
        498,744  Alpha Topco Ltd., New Facility B  ...........     4.50%       04/30/19           503,452
        250,000  Clear Channel Communications, Inc., Term
                     Loan B ..................................     3.81%       01/29/16           245,425
        250,000  MergerMarket Group, Term Loan B .............     4.50%       02/04/21           250,312
        349,370  NEP Holdco, Inc., Incremental Term Loan .....     4.25%       01/31/20           350,244
      1,000,000  Tribune Co., Term Loan ......................     4.00%       12/27/20           999,060
        498,744  Univision Communications, Inc., Term Loan
                     C-4 .....................................     4.00%       03/01/20           499,911
                                                                                           --------------
                                                                                                 2,848,404
                                                                                           --------------

                 METALS & MINING - 0.2%
        181,818  Constellium Holdco B.V., Term Loan B ........     6.00%       03/25/20           185,455
                                                                                           --------------

                 OIL, GAS & CONSUMABLE FUELS - 0.6%
        441,683  Fieldwood Energy, LLC, Term Loan ............     3.88%       09/28/18           442,420
                                                                                           --------------

                 PHARMACEUTICALS - 1.4%
        213,636  Akorn, Inc., Term Loan B ....................     4.50%       08/27/20           214,972

Page 6          See Notes to Quarterly Portfolio of Investments

FIRST TRUST DIVIDEND AND INCOME FUND (FAV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2014 (UNAUDITED)

   PRINCIPAL                                                                   STATED
     VALUE                        DESCRIPTION                     RATE (c)   MATURITY (d)      VALUE
---------------  ---------------------------------------------  -----------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 PHARMACEUTICALS (CONTINUED)
$       598,741  Par Pharmaceutical, Inc., Term B2 Loan ......     4.00%       09/30/19    $      599,207
        200,000  Patheon, Inc., Term Loan B ..................     4.25%       01/31/21           199,376
        133,333  Salix Pharmaceuticals, Term Loan ............     4.25%       01/02/20           134,500
                                                                                           --------------
                                                                                                 1,148,055
                                                                                           --------------

                 PROFESSIONAL SERVICES - 0.4%
        100,000  CPA Global, Term Loan B .....................     4.50%       12/03/20           100,583
        207,840  Information Resources, Inc., Term Loan ......     4.75%       09/30/20           208,532
                                                                                           --------------
                                                                                                   309,115
                                                                                           --------------

                 REAL ESTATE INVESTMENT TRUSTS - 0.6%
        452,863  iStar Financial, Inc., Term Loan ............     4.50%       10/15/17           453,714
                                                                                           --------------

                 SOFTWARE - 1.5%
        538,484  Blue Coat Systems, Inc., Term Loan B ........     4.00%       05/30/19           539,830
        500,000  BMC Software, Initial Term Loan .............     5.00%       09/10/20           501,145
        150,000  Triple Point Technology, Term Loan B ........     5.25%       07/10/20           138,499
                                                                                           --------------
                                                                                                 1,179,474
                                                                                           --------------

                 SPECIALTY RETAIL - 1.0%
         99,750  Britax Group, First Lien Term Loan B ........     4.50%       10/15/20           100,213
        498,750  Nieman Marcus Group, Inc., Term Loan ........     5.00%       10/25/20           504,311
        186,035  Serta Simmons Holdings, LLC, Term Loan B ....     4.25%       10/01/19           187,097
                                                                                           --------------
                                                                                                  791,621
                                                                                           --------------

                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.4%
         37,642  Dell International, Term Loan B .............     4.50%       04/29/20            37,527
        243,750  Dell International, Term Loan C .............     3.75%       10/29/18           243,406
                                                                                           --------------
                                                                                                  280,933
                                                                                           --------------
                 TOTAL SENIOR FLOATING-RATE LOAN INTERESTS ..............................      22,970,856
                 (Cost $22,873,554)                                                        --------------

                                                                   STATED       STATED
    SHARES                        DESCRIPTION                       RATE       MATURITY        VALUE
---------------  ---------------------------------------------  -----------  ------------  --------------
$25 PAR PREFERRED SECURITIES - 3.4%

                 CAPITAL MARKETS - 0.8%
          29,300 Goldman Sachs Group, Inc. ...................     5.95%          (e)             673,900
                                                                                           --------------

                 COMMERCIAL BANKS - 0.8%
          31,500 PNC Financial Services Group, Inc.,
                     Series Q ................................     5.38%          (e)             674,100
                                                                                           --------------

                 CONSUMER FINANCE - 1.3%
          42,800 Discover Financial Services, Series B .......     6.50%          (e)           1,041,324
                                                                                           --------------

                 MARINE - 0.5%
          14,700 Seaspan Corp., Series D .....................     7.95%          (e)             367,794
                                                                                           --------------
                 TOTAL $25 PAR PREFERRED SECURITIES .....................................       2,757,118
                 (Cost $2,922,415)                                                         --------------

                See Notes to Quarterly Portfolio of Investments           Page 7

FIRST TRUST DIVIDEND AND INCOME FUND (FAV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2014 (UNAUDITED)

                                                                   STATED       STATED
    SHARES                        DESCRIPTION                       RATE       MATURITY        VALUE
---------------  ---------------------------------------------  -----------  ------------  --------------
$50 PAR PREFERRED SECURITIES - 1.4%

                 REAL ESTATE INVESTMENT TRUSTS - 1.4%
         20,000  Weyerhaeuser Co., Series A ..................   6.38%         07/01/16    $    1,089,200
                                                                                           --------------
                 TOTAL $50 PAR PREFERRED SECURITIES .....................................       1,089,200
                 (Cost $1,046,856)                                                         --------------

                 TOTAL INVESTMENTS - 126.5% .............................................     101,363,894
                 (Cost $96,104,109) (f)                                                    --------------

   NUMBER OF
   CONTRACTS                                   DESCRIPTION                                     VALUE
---------------  ------------------------------------------------------------------------  --------------
CALL OPTIONS WRITTEN - (0.4%)
                 Apple, Inc. Call
             15  @   $550.00 due March 2014..............................................          (3,450)
                                                                                           --------------
                 AstraZeneca PLC Call
            200  @    70.00 due March 2014...............................................          (7,000)
                                                                                           --------------
                 Covidien PLC Call
             65  @    72.50 due March 2014...............................................          (3,900)
                                                                                           --------------
                 DineEquity, Inc. Call
             50  @    85.00 due March 2014...............................................          (6,750)
                                                                                           --------------
                 Dow Chemical (The) Co. Call
            200  @    49.00 due March 2014...............................................         (17,200)
                                                                                           --------------
                 Duke Energy Corp. Call
            110  @    72.50 due March 2014...............................................          (2,420)
                                                                                           --------------
                 Freeport-McMoRan Copper & Gold, Inc. Call
            150  @    35.00 due March 2014...............................................          (1,800)
                                                                                           --------------
                 General Electric Co. Call
            150  @    26.00 due March 2014...............................................          (2,250)
                                                                                           --------------
                 Honeywell International, Inc. Call
             45  @    97.50 due March 2014...............................................          (1,260)
                                                                                           --------------
                 Intel Corp. Call
            300  @    25.00 due March 2014...............................................          (7,500)
                                                                                           --------------
                 Invesco, Ltd. Calls
            125  @    34.00 due March 2014...............................................         (11,000)
            175  @    36.00 due March 2014...............................................          (2,625)
                                                                                           --------------
                                                                                                  (13,625)
                                                                                           --------------

Page 8          See Notes to Quarterly Portfolio of Investments

FIRST TRUST DIVIDEND AND INCOME FUND (FAV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2014 (UNAUDITED)

   NUMBER OF
   CONTRACTS                                   DESCRIPTION                                     VALUE
---------------  ------------------------------------------------------------------------  --------------
CALL OPTIONS WRITTEN (CONTINUED)
                 Johnson & Johnson Call
            150  @    92.50 due March 2014...............................................  $      (13,200)
                                                                                           --------------
                 JPMorgan Chase & Co. Calls (g)
            200  @    60.00 due March 2014...............................................          (2,000)
            250  @    60.00 due March 2014...............................................          (2,500)
                                                                                           --------------
                                                                                                   (4,500)
                                                                                           --------------
                 L Brands, Inc. Call
            100  @   $56.50 due March 2014...............................................         (12,600)
                                                                                           --------------
                 Merck & Co., Inc. Call
            180  @    57.50 due March 2014...............................................         (10,260)
                                                                                           --------------
                 Microchip Technology, Inc. Call
            100  @    47.00 due March 2014...............................................          (2,900)
                                                                                           --------------
                 Microsoft Corp. Call
            150  @    39.00 due March 2014...............................................          (4,950)
                                                                                           --------------
                 Occidental Petroleum Corp. Call
            100  @    97.50 due March 2014...............................................          (8,400)
                                                                                           --------------
                 Pfizer, Inc. Calls
            200  @    33.00 due March 2014...............................................          (3,800)
            200  @    34.00 due April 2014...............................................          (1,400)
                                                                                           --------------
                                                                                                   (5,200)
                                                                                           --------------
                 Prudential Financial, Inc. Call
             56  @    87.50 due March 2014...............................................          (2,800)
                                                                                           --------------
                 QUALCOMM, Inc. Call
             75  @    77.50 due March 2014...............................................          (1,425)
                                                                                           --------------
                 S&P 500 Index Calls (g)
             25  @    1,875.00 due March 2014............................................         (29,600)
             50  @    1,880.00 due March 2014............................................         (53,000)
             50  @    1,890.00 due March 2014............................................         (34,250)
             50  @    1,895.00 due March 2014............................................         (25,500)
                                                                                           --------------
                                                                                                 (142,350)
                                                                                           --------------
                 Starwood Hotels & Resorts Worldwide, Inc. Call
            100  @    85.00 due March 2014...............................................          (5,400)
                                                                                           --------------
                 U.S. Bancorp Call
            200  @    42.00 due March 2014...............................................          (4,200)
                                                                                           --------------

                See Notes to Quarterly Portfolio of Investments           Page 9

FIRST TRUST DIVIDEND AND INCOME FUND (FAV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2014 (UNAUDITED)

   NUMBER OF
   CONTRACTS                                   DESCRIPTION                                     VALUE
---------------  ------------------------------------------------------------------------  --------------
CALL OPTIONS WRITTEN (CONTINUED)
                 Verizon Communications, Inc. Call
            200  @    49.00 due March 2014...............................................        $ (6,400)
                                                                                           --------------
                 Wells Fargo & Co. Call
            250  @    47.00 due March 2014...............................................          (8,750)
                                                                                           --------------
                 TOTAL CALL OPTIONS WRITTEN .............................................        (300,490)
                 (Premiums received $278,823)                                              --------------

                 OUTSTANDING LOAN - (26.8%) .............................................     (21,500,000)

                 NET OTHER ASSETS AND LIABILITIES - 0.7% ................................         549,137
                                                                                           --------------
                 NET ASSETS - 100.0% ....................................................  $   80,112,541
                                                                                           ==============

---------------------------------------

      (a) All or a portion of this security serves as collateral on the outstanding loan.

      (b)   Non-income producing security.

      (c) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at February 28, 2014. When a range of rates is disclosed the Fund holds more than one contract within the same tranche at varying rates.

      (d) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.


      (e)   Perpetual maturity.

      (f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of February 28, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,613,734 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,353,949.

      (g) Call options on securities indices were written on a portion of the common stock positions that were not used to cover call options written on individual equity securities held in the Fund's portfolio.

      ADR   American Depositary Receipt


Page 10         See Notes to Quarterly Portfolio of Investments

FIRST TRUST DIVIDEND AND INCOME FUND (FAV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2014 (UNAUDITED)

---------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                 ASSETS TABLE
                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        2/28/2014        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    64,924,248  $  64,924,248  $            --  $           --
Common Stocks - Business Development
  Companies*..................................        1,280,130      1,280,130               --              --
Exchange-Traded Funds*........................        1,397,250      1,397,250               --              --
Master Limited Partnerships*..................        5,764,527      5,764,527               --              --
Closed-End Funds*.............................        1,180,565      1,180,565               --              --
Senior Floating-Rate Loan Interests*..........       22,970,856             --       22,970,856              --
$25 Par Preferred Securities*.................        2,757,118      2,757,118               --              --
$50 Par Preferred Securities*.................        1,089,200      1,089,200               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   101,363,894  $  78,393,038  $    22,970,856  $           --
                                                ===============  =============  ===============  ==============

                                               LIABILITIES TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   2/28/2014        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Call Options Written..........................  $      (300,490) $    (300,490) $            --  $           --
                                                ===============  =============  ===============  ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at February 28, 2014.


                See Notes to Quarterly Portfolio of Investments          Page 11

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                      FIRST TRUST DIVIDEND AND INCOME FUND
                         FEBRUARY 28, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Dividend and Income Fund (formerly known as First Trust Active Dividend Income Fund) (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on June 14, 2007 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FAV on the New York Stock Exchange ("NYSE"). Effective July 1, 2013, the Fund's name was changed to its current name and Chartwell Investment Partners, L.P. ("Sub-Advisor" or "Chartwell") began serving as sub-advisor of the Fund.

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund s investments are valued daily at market value, or in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund s Board of Trustees, and in accordance with provisions of the 1940 Act. Market quotations and prices used to value the Fund s investments are primarily obtained from third party pricing services. The Fund's investments are valued as follows:

      Common stocks, master limited partnerships ("MLPs") and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on one or more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      The Senior Floating-Rate Loan Interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. The third party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Securities traded in an over-the-counter market are valued at the mean of the bid and asked prices, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of the most recent bid and asked prices, if available, and otherwise at their closing bid price. Over-the-counter options contracts are valued at the mean of the most recent bid and asked prices, if available, and otherwise at their closing bid price.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund

-------------------

1 The terms "security" and "securities" used throughout the Notes to Financial Statements include Senior Loans.

                      FIRST TRUST DIVIDEND AND INCOME FUND
                         FEBRUARY 28, 2014 (UNAUDITED)


generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Fair valuation of a Senior Loan is based on the consideration of all available information, including, but not limited to the following:

       1)   the fundamental business data relating to the issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of the security;

       4)   the financial statements of the issuer;

       5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)   issuer's competitive position within the industry;

      13) issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

                      FIRST TRUST DIVIDEND AND INCOME FUND
                         FEBRUARY 28, 2014 (UNAUDITED)


      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of February 28, 2014, is included with the Fund's Portfolio of Investments.

B. OPTION CONTRACTS:

The goal of the option overlay strategy is to generate additional income from option premiums in an attempt to enhance the distributions payable to shareholders and reduce overall portfolio volatility. The Fund generally will write "at-the-money" or "out-of-the-money" call options on stock indices and single stocks. Through June 30, 2013, the option strategy was managed by the Alternatives Group at First Trust Advisors, L.P., the investment advisor to the Fund. As of July 1, 2013, the option strategy is managed by Chartwell. The Fund will not write (sell) "naked" or uncovered options. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If a single stock option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. Index options, if exercised, are settled in cash and therefore the Fund never has to deliver any physical securities. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written
(sold) by the Fund.

Single stock options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The purchaser of an index option written by the Fund has the right to any appreciation in the cash value of the index over the strike price on the expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain loan commitments, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded delayed draw loan commitments as of February 28, 2014.

                      FIRST TRUST DIVIDEND AND INCOME FUND
                         FEBRUARY 28, 2014 (UNAUDITED)


                               3. OPTION ACTIVITY

Written option activity for the Fund for the fiscal year-to-date period (December 1, 2013 through February 28, 2014) was as follows:

                                                     Number
                                                       of
Written Options                                     Contracts      Premiums
------------------------------------------------------------------------------
Options outstanding at November 30, 2013..........     2,592      $  222,338
Options Written...................................    14,233       1,187,743
Options Expired...................................    (7,021)       (276,608)
Options Exercised.................................      (642)        (64,072)
Options Closed....................................    (4,891)       (790,578)
                                                     -------      ----------
Options outstanding at February 28, 2014..........     4,271      $  278,823
                                                     =======      ==========

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Dividend and Income Fund
                  --------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: April 17, 2014
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: April 17, 2014
     ---------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: April 17, 2014
     ---------------------

*Print the name and title of each signing officer under his or her signature.